SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions						12 Months Ended
	Sep. 01, 2020 CAD ($)	Nov. 06, 2019 CAD ($)	Feb. 05, 2019 USD ($) shares	Feb. 05, 2019 CAD ($) $ / shares shares	Oct. 30, 2018 CAD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Apr. 07, 2020 CAD ($)	Oct. 07, 2019 CAD ($)	Sep. 10, 2018 CAD ($)
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)						$ 14,743	$ 15,855
Partnership units issued, net of costs and repurchases						$ 9	$ 781	$ (16)
Medium-term Notes, Maturing September 1, 2032
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)	$ 500
Amount repaid	$ 450
Medium-term Notes, Maturing September 11, 2028
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)									$ 200		$ 500
Medium-term Notes, Maturing October 9, 2029
Disclosure of information about consolidated structured entities [line items]
Notional Amount (U.S. Dollars)									$ 200	$ 500
Borrowings, interest rate									3.40%	3.50%
Notional amount swapped										$ 92
Preferred Unitholders Capital
Disclosure of information about consolidated structured entities [line items]
Issued for cash (in shares) | shares						8,000,000.0	0	18,000,000.0
Preferred Unitholders Capital | BIPIC Series 1 Senior Preferred Shares
Disclosure of information about consolidated structured entities [line items]
Issued for cash (in shares) | shares			4,000,000	4,000,000
Number of share issued, price per share | $ / shares				$ 25
Quarterly fixed distribution rate			5.85%	5.85%
Underwriting related cost			$ 2
Share issue related cost			1
Preferred Unitholders Capital | BIPIC Series 1 Senior Preferred Shares | CAD
Disclosure of information about consolidated structured entities [line items]
Partnership units issued, net of costs and repurchases				$ 100
Preferred Unitholders Capital | BIPIC Series 1 Senior Preferred Shares | USD
Disclosure of information about consolidated structured entities [line items]
Partnership units issued, net of costs and repurchases			$ 75
Fixed interest rate | Medium-term Notes, Maturing September 1, 2032
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						2.90%
Fixed interest rate | Medium-term Notes, Maturing September 11, 2028
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						4.20%
Fixed interest rate | Medium-term Notes, Maturing October 9, 2029
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate						3.40%
Debt Issuers | Medium-term Notes, Maturing October 9, 2029
Disclosure of information about consolidated structured entities [line items]
Amount repaid		$ 375
Debt Issuers | Medium Term Notes, Maturing October 30, 2018
Disclosure of information about consolidated structured entities [line items]
Amount repaid					$ 125
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 1, 2032 | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	2.90%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 1, 2032 | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate	3.90%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate									4.20%		4.20%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate											4.70%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing October 9, 2029 | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate									3.40%	3.40%